Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.416.6559
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody’s Investors Service, Inc.
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Jul
17,
2023
Jun
16,
2023
Aug
17,
2023
Jun 30, 2023
Jul 1
1, 2023
First Payment Date:
Closing Date:
Final Distribution Date:
Oct 19, 2015
Sep 24, 2015
Sep 18, 2048
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Factor Detail
Page
2
Principal Detail Page
3
Interest Detail
Page
4
Reconciliation of Funds
Page
5
Miscellaneous Detail Page
6
Bond/Collateral Realized Loss Reconciliation
Page
7
Historical Delinquency & Liquidation (Stated)
Page
8
Delinquency Summary Report Page
9
Historical Liquidation Loss Loan Detail
Page
10
Interest Adjustment Reconciliation
Page
11
Appraisal Reduction Report Page
12
Loan Level Detail Page
13
Historical Loan Modification Report Page
15
REO Status Report Page
16
Defeased Loan Detail
Page
17
Material Breaches and Document Defects
Page
18

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
A-1
1.60800%
A-SB
3.42900%
Balance
38,700,000.00
62,400,000.00
Balance
0.00
31,176,288.88
Distribution
0.00
998,979.94
Distribution
0.00
89,086.25
Distribution
0.00
1,088,066.19
Loss
0.00
0.00
Balance
0.00
30,177,308.94
A-3
3.44100%
A-4
3.70500%
A-S
3.98900%
B
4.33777%
C
4.33777%
200,000,000.00
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
139,141,828.51
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
0.00
0.00
0.00
0.00
0.00
398,989.19
707,025.15
166,773.44
181,351.32
119,324.82
398,989.19
707,025.15
166,773.44
181,351.32
119,324.82
0.00
0.00
0.00
0.00
0.00
139,141,828.51
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
D
3.16700%
39,879,000.00
39,879,000.00
0.00
105,247.33
105,247.33
0.00
39,879,000.00
E
3.08777%
17,038,000.00
17,038,000.00
0.00
43,841.19
43,841.19
0.00
17,038,000.00
F
3.08777%
7,573,000.00
7,573,000.00
0.00
19,486.40
19,486.40
0.00
7,573,000.00
G
3.08777%
7,573,000.00
7,573,000.00
0.00
22,850.23
22,850.23
0.00
7,573,000.00
H 3.08777%
X-A
0.74631%
X-B
0.34877%
21,772,331.00
530,096,000.00
50,170,000.00
2,329,547.17
399,314,117.39
50,170,000.00
0.00
0.00
0.00
0.00
248,343.39
14,581.49
0.00
248,343.39
14,581.49
0.00
0.00
0.00
2,329,547.17
398,315,137.45
50,170,000.00
X-D
1.17077%
39,879,000.00
39,879,000.00
0.00
38,907.61
38,907.61
0.00
39,879,000.00
X-E
1.25000%
X-FG 1.25000%
X-NR
1.25000%
17,038,000.00
15,146,000.00
21,772,331.00
17,038,000.00
15,146,000.00
2,329,547.17
0.00
0.00
0.00
17,747.92
15,777.08
2,426.61
17,747.92
15,777.08
2,426.61
0.00
0.00
0.00
17,038,000.00
15,146,000.00
2,329,547.17
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
757,280,331.00
607,055,664.56
998,979.94
2,191,759.42
3,190,739.36
0.00
606,056,684.62
PA
YMENT DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
A-1
06054AAU3
A-SB
06054AAV1
Balance
0.00000000
499.62001410
Distribution
0.00000000
16.00929391
Distribution
0.00000000
1.42766419
Distribution
0.00000000
17.43695810
Deficit
0.00000000
0.00000000
Balance
0.00000000
483.61072019
A-3
06054AAW9
A-4 06054AAX7
A-S
06054ABB4
B
06054ABC2
C
06054ABD0
695.70914255
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.99494597
3.08750000
3.32416667
3.61480829
3.61480829
1.99494597
3.08750000
3.32416667
3.61480829
3.61480829
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
695.70914255
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
D
06054ABE8
1,000.00000000
0.00000000
2.63916667
2.63916667
0.00000000
1,000.00000000
E
06054AAG4/U0664AAD3
1,000.00000000
0.00000000
2.57314163
2.57314163
0.00000000
1,000.00000000
F
06054AAJ8/U0664AAE1
1,000.00000000
0.00000000
2.57314163
2.57314163
0.00000000
1,000.00000000
G
06054AAL3/U0664AAF8
1,000.00000000
0.00000000
3.01732818
3.01732818
0.00000000
1,000.00000000
H
06054AAN9/U0664AAG6
X-A
06054AAY5
X-B
06054AAZ2
106.99576311
753.28641867
1,000.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.46848758
0.29064163
0.00000000
0.46848758
0.29064163
0.00000000
0.00000000
0.00000000
106.99576311
751.40189220
1,000.00000000
X-D
06054ABA6
1,000.00000000
0.00000000
0.97564163
0.97564163
0.00000000
1,000.00000000
X-E
06054AAA7/U0664AAA9
X-FG 06054AAC3/U0664AAB7
X-NR
06054AAE9/U0664AAC5
1,000.00000000
1,000.00000000
106.99576311
0.00000000
0.00000000
0.00000000
1.04166667
1.04166667
0.11145392
1.04166667
1.04166667
0.11145392
0.00000000
0.00000000
0.00000000
1,000.00000000
1,000.00000000
106.99576311
R
06054AAS8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
06054AAQ2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
A-1 0.00
A-SB
31,176,288.88
Principal
0.00
998,979.94
Principal
0.00
0.00
Allocation
0.00
0.00
Deficit
0.00
0.00
Balance
0.00
30,177,308.94
Loss
0.00
0.00
A-3 139,141,828.51
A-4 228,996,000.00
A-S
50,170,000.00
B
50,169,000.00
C
33,010,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
139,141,828.51
228,996,000.00
50,170,000.00
50,169,000.00
33,010,000.00
0.00
0.00
0.00
0.00
0.00
D
39,879,000.00
0.00
0.00
0.00
0.00
39,879,000.00
0.00
E
17,038,000.00
0.00
0.00
0.00
0.00
17,038,000.00
0.00
F
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
G
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
H
2,329,547.17
0.00
0.00
0.00
0.00
2,329,547.17
19,442,783.83
Totals:
607,055,664.56
998,979.94
0.00
0.00
0.00
606,056,684.62
19,442,783.83
PRINCI
P
AL DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt’l
Distribution
Unpaid Int
Class
A-1
A-SB
Interest
0.00
89,086.25
Shortfall
0.00
0.00
Allocation
0.00
0.00
Shortfall
0.00
0.00
Fees
0.00
0.00
Premium
0.00
0.00
Amount*
0.00
0.00
Interest Amt
0.00
0.00
Amount
0.00
89,086.25
Shortfall
0.00
0.00
A-3
A-4
A-S
B
C
398,989.19
707,025.15
166,773.44
181,351.32
119,324.82
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
398,989.19
707,025.15
166,773.44
181,351.32
119,324.82
0.00
0.00
0.00
0.00
0.00
D
105,247.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,247.33
0.00
E
43,841.19
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43,841.19
0.00
F
19,486.40
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,486.40
0.00
G
19,486.40
0.00
0.00
(3,363.82)
0.00
0.00
0.00
0.00
22,850.23
17,942.30
H
X-A
X-B
5,994.25
248,343.39
14,581.49
0.00
0.00
0.00
0.00
0.00
0.00
5,994.25
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
248,343.39
14,581.49
2,403,027.15
0.00
0.00
X-D
38,907.61
0.00
0.00
0.00
0.00
0.00
0.00
0.00
38,907.61
0.00
X-E
X-FG
X-NR
17,747.92
15,777.08
2,426.61
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,747.92
15,777.08
2,426.61
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,194,389.85
0.00
0.00
2,630.43
0.00
0.00
0.00
0.00
2,191,759.42
2,420,969.45
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
INTEREST DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023

Interest
Fees
Scheduled Interest
2,201,682.55
Servicing Fee
4,278.49
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
(7,849.03)
0.00
0.00
0.00
0.00
Trustee/Certificate Administrator Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
2,074.10
2,619.54
2,619.54
0.00
0.00
Interest Collections
2,193,833.52
CREFC Intellectual Property Royalty License Fee
252.91
Trust Advisor Fee
687.20
Additional Trust Expense
0.00
Principal
Extension Fee
0.00
Fee Distributions
9,912.24
Scheduled Principal
Unscheduled Principal
Principal Adjustments
998,979.94
0.00
0.00
Other Expenses of the Trust
Principal Collections
998,979.94
Reimbursed for Interest on Advances
10.89
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
0.00
0.00
2,619.54
Other
Other Expenses of the Trust
2,630.43
Prepayment Premium
Other Collections
0.00
0.00
Payments to Certificateholders
Total Collections
3,192,813.46
Interest Distribution
Principal Distribution
Prepayment Premium
2,191,759.42
998,979.94
0.00
Available Distribution Amount
3,190,739.36
Start
End
Total Distributions
3,192,813.46
Interest Accrual Period
6/1/2023
6/30/2023
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023

P&I Advances
Beginning Stated Principal Balance
607,055,664.56
Ending Stated Principal Balance
606,056,684.62
Ending Unpaid Balance
606,056,684.62
Total
* Total Current
Advance
Not Provided
Mortgage Loan Count
38
Unreimbursed Advances
Aggregate Principal Balance
606,056,684.62
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
25
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate (excluding REO Loans)
4.352186%
Total
171.90
6,442.84
26,477.82
*
Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Special Servicer/Affiliates
0.00
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
MISCELLANEOUS DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
19,451,358.36
19,451,358.36
0.00
0.00
0.00
0.00
12
Aug 2022
0.00
19,451,358.36
0.00
0.00
19,421,933.95
19,451,358.36
0.00
0.00
0.00
12
Jan 2023
0.00
19,451,358.36
0.00
(29,424.41)
19,412,233.13
19,451,358.36
0.00
0.00
0.00
12
Jun 2023
(9,700.82)
19,441,657.54
0.00
0.00
4,124,734.87
105,655.16
0.00
0.00
0.00
0.00
32
May 2018
0.00
105,655.16
0.00
0.00
0.00
105,655.16
0.00
0.00
0.00
32
Jun 2018
(105,655.16)
0.00
0.00
0.00
52.26
0.00
0.00
0.00
0.00
32
Sep 2019
52.26
52.26
0.00
0.00
73.44
52.26
0.00
0.00
0.00
32
Nov 2019
21.18
73.44
0.00
0.00
1
19.58
73.44
0.00
0.00
0.00
32
Dec 2019
46.14
1
19.58
0.00
0.00
325.76
1
19.58
0.00
0.00
0.00
32
Feb 2020
206.18
325.76
0.00
0.00
468.76
325.76
0.00
0.00
0.00
32
Jun 2020
143.00
468.76
0.00
0.00
1,126.76
468.76
0.00
0.00
0.00
32
Jul 2020
658.00
1,126.76
0.00
0.00
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Loan Count:
2
Totals:
19,413,359.89
0.00
0.00
0.00
(114,229.22)
19,442,784.30
0.00
(29,424.41)
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Jul 2023
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2023
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2023
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2022
0
0.00
0.0%
1
5,242,298.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
19,451,358.36
3.2%
Jul 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,226,209.79
0.8%
0
0.00
0.0%
0
0.00
0.0%
1
19,451,358.36
3.1%
0
0.00
0.0%
Jun 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,234,578.03
0.8%
0
0.00
0.0%
0
0.00
0.0%
1
19,480,554.27
3.1%
0
0.00
0.0%
May 2022
0
0.00
0.0%
0
0.00
0.0%
1
5,242,298.52
0.8%
0
0.00
0.0%
0
0.00
0.0%
1
19,507,264.36
3.1%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Current
37
30 - 59 days
1
60 - 89 days
0
90 - 120 days
0
121 + days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
600,814,386.10
99.14%
600,814,386.10
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
37
600,814,386.10
99.14%
600,814,386.10
5,242,298.52
0.00
0.00
0.86% 0.00% 0.00%
5,242,298.52
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
1
0
0
5,242,298.52
0.00
0.00
0.86%
0.00%
0.00%
5,242,298.52
0.00
0.00
0.00
606,056,684.62
0.00%
100.00%
0.00
606,056,684.62
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
38
0.00 606,056,684.62
0.00%
100.00%
0.00
606,056,684.62
Group 1
Current
TOTAL
30
-
59
days
38
Current
99.1%
30
-
59
days
0.9%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
19,451,358.36
0.00
3,830,529.27
3,791,404.04
39,125.23
19,412,233.13
12
6
Aug 2022
4,124,734.87
4,625,000.00
4,987,083.26
863,475.15
4,123,608.1
1
1,126.76
32
6
May 2018
8,817,612.53
4,654,879.19
4,162,733.34
19,413,359.89
Totals:
Count:
2
23,576,093.23
4,625,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
1,71
1.67
0.00
726.50
0.00
0.00
0.00
181.37
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
50,000,000.00
0.00
13,396,327.86
0.00
4,400,000.00
0.00
2,882,505.48
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
10.89
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5
18
31
36
Count:
Totals:
4
70,678,833.34
0.00
0.00
2,619.54
0.00
0.00
0.00
10.89
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
2,630.43
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
28
05/01/2023
1,567,909.16
09/12/2022
19,050,000.00
02/15/2022
0.00
1
1,291.12
Count:
1
Totals:
1,567,909.16
19,050,000.00
0.00
1
1,291.12

LOAN LEVEL DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Office
2
Office
3
Lodging
MA
NY
06/16/20
TX
04/06/29
N
09/01/25
N
09/01/25
N
384,789.19
0.00
257,833.33
0.00
339,063.69
0.00
07/06/23
07/01/23
07/01/23
0.00
0
199,658.22
0.00
0
257,833.33
0.00
0
204,548.70
58,741,517.57 4.066
70,000,000.00 4.420
59,438,437.80
4.120
0.00
1.94
0.00
1.36
0.00
2.95
12/31/22
12/31/22
12/31/22
4
Multifamily
CA
09/06/25
04/05/22
5
Retail
6
Office
7
Industrial
8
Lodging
9
Multifamily
10
Industrial
1
1
Multifamily
05/27/20
NH
CA
NJ
NY
MD
WA
KY
07/01/25
N
09/06/25
N
08/06/25
N
08/06/25
N
08/06/25
N
09/06/25
N
09/06/25
N
171,166.67
0.00
232,585.45
0.00
148,172.29
0.00
208,698.57
0.00
146,532.78
0.00
138,255.18
0.00
1
14,129.14
0.00
07/01/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
0.00
0
171,166.67
0.00
0
1
12,340.86
0.00
0
148,172.29
0.00
0
107,853.53
0.00
0 99,329.50
0.00
0 78,925.39
0.00
0
77,739.28
50,000,000.00
4.108
35,355,816.16
3.800
41,500,000.00
4.285
27,140,626.49
4.751
25,556,483.92
4.655
21,600,163.76
4.373
19,885,690.37
4.683
0.00
1.94
0.00
2.20
0.00
3.18
0.00
1.78
0.00
1.26
0.00
2.00
0.00
1.76
12/31/22
12/31/22
09/30/22
12/31/22
12/31/22
12/31/22
09/30/22
12
Retail
XX
07/06/25
07/25/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
13
Retail
14
Lodging
15
Retail
16
Multifamily
17
Retail
18
Retail
19
Multifamily
20
Retail
21
Self Storage
22
Lodging
23
Retail
24
Retail
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
CA
TX
CA
CA
TX
06/18/20
XX
XX
CA
V
A
V
A
CA
CA
FL
CA
TX
01/1
1/22
TX
25
Mobile Home
26 Self Storage
27
Multifamily
28
Multifamily
29
Mobile Home
MI
09/06/25
N
09/06/25
N
09/06/25
N
09/01/25
N
08/06/25
N
09/01/25
N
08/06/25
N
09/01/25
N
09/06/25
N
07/06/25
N
09/06/25
N
08/06/25
N
08/06/25
N
09/01/25
N
08/01/25
N
1
1/01/24
N
06/01/25
N
87,957.46
0.00
80,813.08
0.00
74,716.03
0.00
75,735.65
0.00
74,502.18
0.00
72,649.85
0.00
68,021.96
0.00
48,752.33
0.00
34,933.13
0.00
55,377.69
0.00
49,417.20
0.00
42,103.51
0.00
39,943.92
0.00
30,187.59
0.00
30,038.34
0.00
18,610.16
0.00
24,609.63
0.00
07/06/23
07/06/23
07/06/23
07/01/23
07/06/23
07/01/23
07/06/23
07/01/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/01/23
07/01/23
05/01/23
07/01/23
0.00
0
60,607.94
0.00
0
53,041.65
0.00
0
44,791.02
0.00
0
53,376.06
0.00
0
50,360.70
0.00
0
50,573.96
0.00
0
44,700.02
0.00
0
33,613.45
0.00
0
34,933.13
0.00
0
33,645.63
0.00
0
34,101.24
0.00
0
29,065.87
0.00
0
24,628.21
0.00
0
19,049.25
0.00
0
20,513.88
0.00
1
18,610.16
0.00
0
16,335.96
15,770,365.86 4.604
15,080,222.75 4.213
13,143,905.39 4.080
14,306,784.66 4.470
13,537,984.86 4.456
13,396,327.86 4.523
1
1,206,663.60 4.777
8,736,464.20 4.609
9,300,000.00 4.508
7,445,394.63 5.407
7,854,957.10 5.200
8,083,494.15 4.308
6,880,122.92 4.286
5,137,306.73 4.440
5,41
1,453.31 4.541
5,242,298.52 4.260
4,509,622.54
4.339
0.00
0.89
0.00
4.52
0.00
2.63
0.00
1.27
0.00
1.49
0.00
1.75
0.00
0.00
0.00
1.63
0.00
3.59
0.00
1.68
0.00
1.39
0.00
2.00
0.00
0.00
0.00
2.64
0.00
2.30
0.00
0.00
0.00
0.00
30
Multifamily
CA
08/01/25
12/16/21
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
31
Self Storage
V
A
09/06/25
N
4,400,000.00
4.508
16,527.50
0.00
07/06/23
0.00
0
16,527.50
0.00
3.65
12/31/22
32
Retail IL
07/06/25
05/08/18
33
Self
Storage
34
Self
Storage
35
Office
36
Office
37
Retail
38
Self
Storage
39
Self
Storage
40
Self Storage
41
Self Storage
XX
CA
CT
05/21/18
FL
P
A
CA
V
A
V
A
XX
09/06/25
N
08/06/25
N
07/06/25
N
08/06/25
N
08/06/25
N
08/06/25
N
09/06/25
N
09/06/25
N
09/06/25
N
14,395.88
0.00
13,204.07
0.00
21,51
1.00
0.00
18,136.74
0.00
18,530.68
0.00
10,349.13
0.00
9,225.00
0.00
9,286.46
0.00
10,426.56
0.00
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
0.00
0
14,395.88
0.00
0
13,204.07
0.00
0
12,352.14
0.00
0
12,469.68
0.00
0
10,397.67
0.00
0
10,349.13
0.00
0 9,225.00
0.00
0 9,286.46
0.00
0
6,980.42
3,900,000.00
4.430
3,700,000.00
4.282
2,988,448.56
4.945
2,882,505.48
5.181
2,618,093.59
4.751
2,900,000.00
4.282
2,500,000.00
4.428
2,500,000.00
4.458
1,698,956.82
4.920
0.00
5.59
0.00
3.80
0.00
0.00
0.00
1.43
0.00
1.47
0.00
4.41
0.00
3.98
0.00
6.80
0.00
0.00

LOAN LEVEL DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
42
Self Storage
CA
08/01/25
N
1,706,575.02
07/01/23
0.00
0
6,978.70
4.900
9,473.47
0.00
0.00
0.00
606,056,684.62
3,200,662.49
0.00
0.00
Totals:
Count:
42
2,201,682.55
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
1
58,741,517.57
58,741,517.57
3
59,438,437.80
Per section 1(a), section 1.1
of the Loan Agreement is amended by deleting in its entirety the defined term
’’Note A-4’’ and by adding the following new
term: ’’Note B’’ shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
Repayment of Deferred Principal and extension of Deferral Deadline from 3/31/2021 to 9/30/2021.
59,438,437.80
5
50,000,000.00
Monthly Debt Service Payments deferred 5/1/2020-12/31/2020; Replenishment: 1/1/2021-1/31/2022
50,000,000.00
13
15,770,365.86
Per Consent and Modification Agreement, Borrower Signers have changed and Loan Guarantor (New Indemnitor) added.
15,770,365.86
14
15,080,222.75
15,080,222.75
28
5,242,298.52
Reserve deposits will be deferred for June, July, August and September 2020 and will be repaid in 12 equal payments October 2020 - September
2021. This will include the FF&E Reserve
Interest Only payments beginning 6/1/2022. Interest deferred from 6/1/2022-8/1/2022. Repayment: 9/1/2022-8/1/2023
5,242,298.52

REO S
TA
TUS REPORT
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
12
XX
Various
Retail
20,100,000.00
0.00
10/25/2019
0.00
0.00
0.00
6
Count:
1
Totals:
20,100,000.00
0.00
0.00
0.00
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

DEFEASED LOAN DE
T
AIL
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Maturity Date
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
08/06/2025
4.78
F
19
1
1,206,663.60
08/06/2025
4.29
F
25
6,880,122.92
06/01/2025
4.34
F
29
4,509,622.54
07/06/2025
4.94
F
35
2,988,448.56
09/06/2025
4.92
F
41
1,698,956.82
08/01/2025
4.90
F
42
1,706,575.02
Count:
6
Totals:
28,990,389.46
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Bank of America Merrill Lynch Commercial Mortgage T
rust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
July 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals: